UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

[ X ]  PRE-EFFECTIVE  AMENDMENT  NO.  2  [  ]  POST-EFFECTIVE  AMENDMENT  NO.__

                        (CHECK APPROPRIATE BOX OR BOXES)

CALVERT  IMPACT FUND, INC.                        REGISTRANT'S TELEPHONE NUMBER
(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER) (301) 951-4800

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES           APPROX. DATE OF PROPOSED PUBLIC
4550  MONTGOMERY  AVENUE                           OFFERING:  OCT.  31,  2000
SUITE  1000N
BETHESDA,  MD  20814

                     NAME AND ADDRESS OF AGENT FOR SERVICE:
                           WILLIAM M. TARTIKOFF, ESQ.
                        4550 MONTGOMERY AVE. SUITE 1000N
                        BETHESDA, MD 20814

Per Rule 481(a) of the 1933 Securities Act, please note that the registration statement for the Calvert Large Cap Growth Fund shall be offered to the public on October 31, 2000.

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                            Part C. Other Information

Item  15.          Indemnification

Item  16.          Exhibits

1.  Articles  of  Incorporation filed herewith.

2.  By-laws filed herewith

3.  Inapplicable.

4. Agreement and Plan of Reorganization filed herewith as Exhibit A to the Form N-14

5.  Specimen Stock Certificate (inapplicable)

6. Investment Advisory Contract and Sub Investment Advisory Contract filed herewith

7.  Underwriting  Agreement filed herewith

8.  Directors'  Deferred  Compensation  Agreement filed herewith

9.  Custodial  Contract filed herewith

10. Plan  of  Distribution filed herewith

11. Opinion and Consent of Counsel filed herewith

12. Opinion  and  Consent  of  Counsel  on Tax Matters filed herewith

13. Transfer  Agency  Contract filed herewith

14. Consent  of  Independent  Auditors filed herewith

15. Inapplicable

16. Copies  of  Power  of  Attorney  Forms filed herewith

17. (a)  current  Bridgeway  Fund,  Inc.  Prospectus  incorporated by reference

    (b) current Bridgeway Fund, Inc. Statement of Additional Information Incorporated by reference.

    (c)  Code of Ethics filed herewith.

    (d)  18F-3  Multiple  Class Plan Document filed herewith.


Item 17.  Undertakings:

The undersigned registrant agrees that prior to any public reoffering of The securities registered through the use of a prospectus which is a part of This registration statement by any person or party who is deemed to be an Underwriter within the meaning of rule (145(c) of the securities act of 1933, The reoccurring prospectus will contain the information called for by the Applicable registration form for re offerings by persons who may be deemed Underwriters, in addition to the information called for by the other items of The applicable form.

The  undersigned  registrant  agrees that every prospectus that is filed
Under paragraph (1) above will be filed as a part of an amendment to the Registration statement and will not be used until the amendment is effective, And that, in determining any liability under the 1933 act, each post-effective Amendment shall be deemed to be a new registration statement for the securities Offered therein, and the offering of the securities at that time shall be deemed To be the initial bona fide offering of them.

The registrant hereby amends this registration statement on such date or Dates as may be necessary to delay its effective date until the registrant shall File a further amendment which specifically states that this registration Statement shall thereafter become effective in accordance with section 8(a) of The securities act of 1933 or until the registration statement shall become Effective on such date as the commission acting pursuant to said section 8(a), May determine.

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                                   Signatures

Pursuant to the requirements of the securities act of 1933, this registration Statement has been signed on behalf of the registrant by the undersigned, Thereto duly authorized in the city of Bethesda, and the state of Maryland on The 22nd day of August, 2000.

                              Calvert  Impact  Fund,  Inc.


                         by:   /s/ Barbara Krumsiek
                               Barbara J. Krumsiek,  President


Pursuant to the requirement of the Securities Act of 1933, this Registration Statement for Calvert Impact Fund, Inc. has been signed below by the following persons in the capacities indicated on September 22, 2000.


   **      Director                           9/22/2000
Rebecca L. Adamson


   **         Director                        9/22/2000
Joy V. Jones


   **         Director                        9/22/2000
Barbara J. Krumsiek


   **         Director                        9/22/2000
D. Wayne Silby


** Signed by Ivy Wafford Duke pursuant to power of attorney.


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